Description of Business - Additional Information (Detail)	6 Months Ended
	Jun. 30, 2018 Tanker Vessel	Jun. 30, 2017 Vessel
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of shuttle tankers to be acquired | Tanker	4
Initial public offering completion date	2013-04
Percentage of ownership interests to be acquired by Partnership in four shuttle tankers	100.00%
Number of operating vessels | Vessel	16	13
Windsor Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Time charters expiration year	2019
Guarantee payment term of charter	5 years
Bodil Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Time charters expiration year	2019
Time charterer options extension year	2024
Guarantee payment term of charter	5 years
Recife Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Bareboat charters expiration year	2023
Fortaleza Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Bareboat charters expiration year	2023
Carmen Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Time charters expiration year	2023
Time charterer options extension year	2026
Hilda Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Time charters expiration year	2022
Time charterer options extension year	2025
Torill Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Time charters expiration year	2018
Time charterer options extension year	2023
Dan Cisne [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Bareboat charters expiration year	2023
Dan Sabia [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Bareboat charters expiration year	2024
Ingrid Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Time charters expiration year	2024
Time charterer options extension year	2029
Raquel Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Time charters expiration year	2025
Time charterer options extension year	2030
Tordis Facility [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Time charters expiration year	2022
Time charterer options extension year	2032
Vigdis Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Time charters expiration year	2022
Time charterer options extension year	2032
Lena Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Time charters expiration year	2022
Time charterer options extension year	2032
Brasil Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Time charters expiration year	2022
Time charterer options extension year	2028
Anna Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Time charters expiration year	2022
Time charterer options extension year	2028